Other provisions	12 Months Ended
Dec. 31, 2023
Other provisions [abstract]
Other provisions

Note 24 Other provisions

Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	256,669	68,662	253,757	242,545
Others	2,244,058	148,910	2,402,383	137,413
Total	2,500,727	217,572	2,656,140	379,958

The changes in provisions are detailed as follows:

	Litigation (1)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2022	576,587	2,419,465	2,996,052
Incorporated	507,989	308,194	816,183
Used	(312,708)	(206,154)	(518,862)
Released	(97,685)	–	(97,685)
Conversion effect	(177,881)	18,291	(159,590)
Changes	(80,285)	120,331	40,046
As of December 31, 2022	496,302	2,539,796	3,036,098
As of December 31, 2023
Incorporated	272,044	281,812	553,856
Used	(162,221)	–	(162,221)
Released	(52,542)	(440,137)	(492,679)
Conversion effect	(228,252)	11,497	(216,755)
Changes	(170,971)	(146,828)	(317,799)
As of December 31, 2023	325,331	2,392,968	2,718,299

(1)	See Note 35 - Contingencies and commitments.

The maturities of provisions as of December 31, 2023, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	256,669	2,244,058	2,500,727
Between 1 and 5 years	44,991	148,910	193,901
More than 5 years	23,671	–	23,671
Total	325,331	2,392,968	2,718,299

The maturities of provisions as of December 31, 2022, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	253,757	2,402,383	2,656,140
Between 1 and 5 years	180,012	1,063	181,075
More than 5 years	62,533	136,350	198,883
Total	496,302	2,539,796	3,036,098

The provisions for Litigation and Other - current and non-current correspond to estimates made by the Administration, intended to cover eventual effects that may derive from the resolution of trials/claims or uncertainties to which the Company is exposed. Such trails/claims or uncertainties derive from transactions that are part of the normal course of CCU's business and the countries where it operates and whose details and scopes are not fully public knowledge, so that its detailed exposition could affect the interests of the Company and the progress of the resolution of these, according to the legal reserves of each administrative and judicial procedure. Therefore, based on the provisions of IAS 37 "Provisions, contingent liabilities and contingent assets", paragraph 92, although the amounts provisioned in relation to these trials/claims or uncertainties are indicated, no further detail of the same at the closing of these Financial Statements.

Significant litigation proceedings which the Company is exposed to at a consolidated level are detailed in Note 35 - Contingencies and commitments.

Management believes that based on the development of such proceedings to date, the provisions established on a case by case basis are adequate to cover the possible adverse effects that could arise from these proceedings.